UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS APPRECIATION FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 4.8%
Hotels, Restaurants & Leisure - 1.0%
1,069,860	Marcus Corp.	$20,541,312
800,000	McDonald’s Corp.	43,576,000

	Total Hotels, Restaurants & Leisure	64,117,312

Internet & Catalog Retail - 0.1%
170,670	IAC/InterActiveCorp. *	5,063,779

Media - 3.4%
463,700	EchoStar Communications Corp., Class A Shares *	21,705,797
50,000	Gannett Co. Inc.	2,185,000
4,637,100	Time Warner Inc.	85,137,156
50,000	Viacom Inc., Class B Shares *	1,948,500
2,782,300	Walt Disney Co.	95,683,297

	Total Media	206,659,750

Specialty Retail - 0.3%
556,500	Home Depot Inc.	18,052,860

	TOTAL CONSUMER DISCRETIONARY	293,893,701

CONSUMER STAPLES - 8.2%
Beverages - 1.4%
1,205,600	PepsiCo Inc.	88,322,256

Food & Staples Retailing - 2.0%
1,518,500	Wal-Mart Stores Inc.	66,282,525
1,200,000	Walgreen Co.	56,688,000

	Total Food & Staples Retailing	122,970,525

Food Products - 2.2%
486,900	Cadbury Schweppes PLC, ADR	22,650,588
695,600	General Mills Inc.	40,351,756
371,000	H.J. Heinz Co.	17,140,200
1,500,000	Kraft Foods Inc., Class A Shares	51,765,000

	Total Food Products	131,907,544

Household Products - 2.6%
463,700	Kimberly-Clark Corp.	32,579,562
1,800,000	Procter & Gamble Co.	126,612,000

	Total Household Products	159,191,562

	TOTAL CONSUMER STAPLES	502,391,887

ENERGY - 11.1%
Energy Equipment & Services - 1.6%
2,040,300	Nabors Industries Ltd. *	62,780,031
371,000	Schlumberger Ltd.	38,955,000

	Total Energy Equipment & Services	101,735,031

Oil, Gas & Consumable Fuels - 9.5%
800,000	Anadarko Petroleum Corp.	43,000,000
185,500	BP PLC, ADR	12,864,425
720,200	Canadian Natural Resources Ltd.	54,555,150
1,112,900	Devon Energy Corp.	92,593,280
1,200,000	EnCana Corp.	74,220,000
1,840,300	Exxon Mobil Corp.	170,338,168
1,500,000	Newfield Exploration Co. *	72,240,000
500,000	Southwestern Energy Co. *	20,925,000
1,669,400	Spectra Energy Corp.	40,866,912

	Total Oil, Gas & Consumable Fuels	581,602,935

	TOTAL ENERGY	683,337,966

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
EXCHANGE TRADED FUNDS - 1.3%
3,709,700	iShares MSCI Japan Index Fund	$53,197,098
400,000	streetTRACKS Gold Trust *	29,404,000

	TOTAL EXCHANGE TRADED FUNDS	82,601,098

FINANCIALS - 16.4%
Capital Markets - 0.2%
200,000	Merrill Lynch & Co. Inc.	14,256,000

Commercial Banks - 1.2%
2,018,500	Wells Fargo & Co.	71,898,970

Consumer Finance - 1.9%
2,000,000	American Express Co.	118,740,000

Diversified Financial Services - 1.0%
500,000	Bank of America Corp.	25,135,000
854,800	JPMorgan Chase & Co.	39,166,936

	Total Diversified Financial Services	64,301,936

Insurance - 9.5%
600,000	AFLAC Inc.	34,224,000
927,400	American International Group Inc.	62,738,610
3,070	Berkshire Hathaway Inc., Class A Shares *	363,825,700
2,400,000	Travelers Cos. Inc.	120,816,000

	Total Insurance	581,604,310

Real Estate Management & Development - 1.3%
1,391,100	Forest City Enterprises Inc., Class A Shares	76,733,076

Thrifts & Mortgage Finance - 1.3%
800,000	Freddie Mac	47,208,000
2,000,000	Hudson City Bancorp Inc.	30,760,000

	Total Thrifts & Mortgage Finance	77,968,000

	TOTAL FINANCIALS	1,005,502,292

HEALTH CARE - 7.3%
Biotechnology - 1.0%
649,200	Amgen Inc. *	36,725,244
278,200	Genentech Inc. *	21,705,164

	Total Biotechnology	58,430,408

Health Care Providers & Services - 0.7%
927,400	UnitedHealth Group Inc.	44,913,982

Pharmaceuticals - 5.6%
1,500,000	Abbott Laboratories	80,430,000
927,400	Eli Lilly & Co.	52,796,882
2,200,000	Johnson & Johnson	144,540,000
500,000	Merck & Co. Inc.	25,845,000
927,400	Pfizer Inc.	22,656,382
463,700	Wyeth	20,657,835

	Total Pharmaceuticals	346,926,099

	TOTAL HEALTH CARE	450,270,489

INDUSTRIALS - 16.5%
Aerospace & Defense - 5.0%
142,700	Boeing Co.	14,982,073
927,400	Honeywell International Inc.	55,152,478
1,400,000	Raytheon Co.	89,348,000
1,854,800	United Technologies Corp.	149,274,304

	Total Aerospace & Defense	308,756,855

Air Freight & Logistics - 1.4%
1,112,900	United Parcel Service Inc., Class B Shares	83,578,790

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Building Products - 0.0%
50,000	Masco Corp.	$1,158,500

Commercial Services & Supplies - 2.6%
927,400	Covanta Holding Corp. *	22,730,574
927,400	Pitney Bowes Inc.	42,122,508
2,509,800	Waste Management Inc.	94,719,852

	Total Commercial Services & Supplies	159,572,934

Industrial Conglomerates - 7.5%
927,400	3M Co.	86,786,092
7,883,100	General Electric Co.	326,360,340
1,000,000	Tyco International Ltd.	44,340,000

	Total Industrial Conglomerates	457,486,432

	TOTAL INDUSTRIALS	1,010,553,511

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 4.5%
6,000,000	Cisco Systems Inc. *	198,660,000
741,900	Juniper Networks Inc. *	27,160,959
1,205,600	QUALCOMM Inc.	50,948,656

	Total Communications Equipment	276,769,615

Computers & Peripherals - 4.7%
1,762,100	Dell Inc. *	48,633,960
4,637,100	EMC Corp. *	96,451,680
1,205,600	International Business Machines Corp.	142,019,680

	Total Computers & Peripherals	287,105,320

Internet Software & Services - 3.3%
927,400	eBay Inc. *	36,187,148
92,700	Google Inc., Class A Shares *	52,585,929
2,504,000	VeriSign Inc. *	84,484,960
991,100	Yahoo! Inc. *	26,601,124

	Total Internet Software & Services	199,859,161

IT Services - 1.3%
463,700	Accenture Ltd., Class A Shares	18,663,925
1,391,100	Automatic Data Processing Inc.	63,893,223

	Total IT Services	82,557,148

Semiconductors & Semiconductor Equipment - 2.2%
2,700,000	Intel Corp.	69,822,000
5,274,200	LSI Corp. *	39,134,564
462,650	MEMC Electronic Materials Inc. *	27,231,579

	Total Semiconductors & Semiconductor Equipment	136,188,143

Software - 3.1%
4,173,400	Microsoft Corp.	122,948,364
3,000,000	Oracle Corp. *	64,950,000

	Total Software	187,898,364

	TOTAL INFORMATION TECHNOLOGY	1,170,377,751

MATERIALS - 4.3%
Chemicals - 3.6%
1,000,000	Cytec Industries Inc.	68,390,000
1,205,600	E.I. du Pont de Nemours & Co.	59,749,536
400,000	Monsanto Co.	34,296,000
800,000	PPG Industries Inc.	60,440,000

	Total Chemicals	222,875,536

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	Security	Value
Metals & Mining - 0.7%
1,127,400	Alcoa Inc.	$44,103,888

	TOTAL MATERIALS	266,979,424

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
695,600	Verizon Communications Inc.	30,801,168

UTILITIES - 0.3%
Electric Utilities - 0.3%
1,000,000	Duke Energy Corp.	18,690,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,741,552,453)	5,515,399,287

FACE AMOUNT
SHORT-TERM INVESTMENTS - 10.3%
Repurchase Agreements - 10.3%
$450,013,000	Interest in $1,131,503,000 joint tri-party repurchase agreement dated 9/28/07 with Greenwich Capital Markets Inc., 4.950% due 10/1/07; Proceeds at maturity - $450,198,630; (Fully collateralized by various U.S. government agency obligations, 4.303% to 7.433% due 4/1/18 to 10/1/37; Market value - $459,014,828)	450,013,000
185,243,000	Interest in $282,678,000 joint tri-party repurchase agreement dated 9/28/07 with Merill Lynch, Pierce, Fenner & Smith Inc., 4.750% due 10/1/07; Proceeds at maturity - $185,316,325; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 7/15/15 to 1/15/30; Market value - $188,948,166)	185,243,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $635,256,000)	635,256,000

	TOTAL INVESTMENTS - 100.1% (Cost - $4,376,808,453#)	6,150,655,287
	Liabilities in Excess of Other Assets - (0.1)%	(8,882,230)

	TOTAL NET ASSETS - 100.0%	$6,141,773,057

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a diversified, open-end management investment company, a Maryland corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,786,053,524
Gross unrealized depreciation	(12,206,690)

Net unrealized appreciation	$1,773,846,834

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 28, 2007